Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 62,132	$ 61,595
Purchase of merchant portfolios	$ 4,399	$ 10,364